ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Schedule of Collateral Held as Security for Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 665	£ 723
On-balance sheet: | Deposits by banks
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	543	723
On-balance sheet: | Deposits by customers
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	122	0
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 18,163	£ 14,862